Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Corporate Bonds (11.6%)	Shares/ Par +	Value $ (000’s)
Communications (2.0%)
Amazon.com, Inc.
2.875%, 5/12/41	875,000	903
AT&T, Inc.
2.550%, 12/1/33	720,000	708
3.550%, 9/15/55	651,000	642
British Telecommunications PLC
3.250%, 11/8/29 144A	950,000	994
Charter Communications Operating LLC / Charter Communications Operating
Capital Corp.
3.500%, 6/1/41	585,000	574
6.484%, 10/23/45	530,000	721
Comcast Corp.
3.750%, 4/1/40	100,000	112
Cox Communications, Inc.
2.600%, 6/15/31 144A	307,000	311
Discovery Communications LLC
4.650%, 5/15/50	285,000	330
Telefonica Emisiones SAU
4.895%, 3/6/48	825,000	992
Time Warner Cable LLC
4.500%, 9/15/42	745,000	815
T-Mobile USA, Inc.
3.400%, 10/15/52 144A	505,000	493
Verizon Communications, Inc.
1.750%, 1/20/31	495,000	471
2.650%, 11/20/40	427,000	401
2.987%, 10/30/56	315,000	291
4.329%, 9/21/28	621,000	714
ViacomCBS, Inc.
4.375%, 3/15/43	350,000	400
Total		9,872

Consumer, Cyclical (0.3%)
AutoNation, Inc.
1.950%, 8/1/28	400,000	394
Ford Motor Credit Co. LLC
4.389%, 1/8/26	300,000	320
General Motors Co.
5.150%, 4/1/38	650,000	776
Total		1,490

Consumer, Non-cyclical (0.5%)
AbbVie, Inc.
4.450%, 5/14/46	350,000	422
Block Financial LLC
2.500%, 7/15/28	285,000	289
Cigna Corp.
4.900%, 12/15/48	200,000	256
CVS Health Corp.
4.780%, 3/25/38	180,000	220
Duke University Health System, Inc.
3.920%, 6/1/47	268,000	316
Gilead Sciences, Inc.
3.650%, 3/1/26	200,000	219

Corporate Bonds (11.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
The Kroger Co.
3.875%, 10/15/46	400,000	442
Mondelez International, Inc.
2.750%, 4/13/30	153,000	160
Viatris, Inc.
4.000%, 6/22/50 144A	140,000	149
Total		2,473

Energy (0.4%)
Chevron Corp.
1.995%, 5/11/27	260,000	268
Enterprise Products Operating LLC
4.850%, 3/15/44	100,000	120
Petroleos Mexicanos
3.500%, 1/30/23	130,000	132
4.875%, 1/18/24	400,000	416
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	500,000	568
Transcontinental Gas Pipe Line Co. LLC
3.250%, 5/15/30	260,000	278
Total		1,782

Financial (6.6%)
American International Group, Inc.
4.500%, 7/16/44	440,000	537
Assured Guaranty US Holdings, Inc.
3.600%, 9/15/51	465,000	473
Athene Global Funding
1.985%, 8/19/28 144A	846,000	835
2.673%, 6/7/31 144A	905,000	912
Banco Santander SA
2.958%, 3/25/31	800,000	823
Bank of America Corp.
2.482%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus
1.200%), 9/21/36	325,000	319
2.676%, (US SOFR plus 1.930%), 6/19/41	980,000	946
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	265,000	287
Bank of Ireland Group PLC
2.029%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus
1.100%), 9/30/27 144A	377,000	377
Blackstone Holdings Finance Co. LLC
1.625%, 8/5/28 144A	745,000	728
Blackstone Private Credit Fund
1.750%, 9/15/24 144A	221,000	221
Blue Owl Finance LLC
3.125%, 6/10/31 144A	320,000	317
4.125%, 10/7/51 144A	504,000	491
BNP Paribas SA
4.375%, (USD 5 Year Swap Rate plus 1.483%), 3/1/33 144A	1,300,000	1,425
Brighthouse Financial Global Funding
2.000%, 6/28/28 144A	702,000	699

Inflation Protection Portfolio

Corporate Bonds (11.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Broadstone Net Lease LLC
2.600%, 9/15/31	247,000	244
Citigroup, Inc.
1.462%, (US SOFR plus 0.770%), 6/9/27	700,000	696
3.520%, (ICE LIBOR USD 3 Month plus 1.151%), 10/27/28	664,000	722
Commonwealth Bank of Australia
3.610%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus
2.050%), 9/12/34 144A	505,000	536
Crown Castle International Corp.
3.800%, 2/15/28	737,000	810
DNB Bank ASA
1.605%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.680%), 3/30/28 144A	298,000	296
FS KKR Capital Corp.
4.250%, 2/14/25 144A	416,000	439
Global Atlantic Finance Co.
3.125%, 6/15/31 144A	265,000	268
The Goldman Sachs Group, Inc.
2.908%, (US SOFR plus 1.472%), 7/21/42	580,000	572
4.250%, 10/21/25	925,000	1,024
Golub Capital BDC, Inc.
2.050%, 2/15/27	302,000	297
Hercules Capital, Inc.
2.625%, 9/16/26	396,000	396
HSBC Holdings PLC
2.804%, (US SOFR plus 1.187%), 5/24/32	280,000	284
JPMorgan Chase & Co.
1.578%, (US SOFR plus 0.885%), 4/22/27	330,000	331
2.069%, (US SOFR plus 1.015%), 6/1/29	1,020,000	1,022
3.157%, (US SOFR plus 1.460%), 4/22/42	720,000	748
Lexington Realty Trust
2.375%, 10/1/31	630,000	611
Life Storage LP
2.400%, 10/15/31	629,000	623
Main Street Capital Corp.
3.000%, 7/14/26	498,000	508
Morgan Stanley
0.529%, (US SOFR plus 0.455%), 1/25/24	1,495,000	1,496
1.593%, (US SOFR plus 0.879%), 5/4/27 ß	1,288,000	1,292
2.239%, (US SOFR plus 1.178%), 7/21/32	115,000	113
2.484%, (US SOFR plus 1.360%), 9/16/36	594,000	581
National Australia Bank, Ltd.
2.990%, 5/21/31 144A	590,000	597
National Retail Properties, Inc.
3.000%, 4/15/52	1,300,000	1,230
Nationwide Building Society
4.125%, (USD ICE SWAP Rate plus 1.849%), 10/18/32 144A	650,000	710
Office Properties Income Trust
2.400%, 2/1/27	392,000	387
Phillips Edison Grocery Center Operating Partnership I, LP
2.625%, 11/15/31	240,000	237
Piedmont Operating Partnership LP
2.750%, 4/1/32	428,000	421
Prospect Capital Corp.
3.437%, 10/15/28	470,000	457

Corporate Bonds (11.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.706%, 1/22/26	480,000	494
Rexford Industrial Realty, Inc.
2.150%, 9/1/31	359,000	346
Sammons Financial Group, Inc.
3.350%, 4/16/31 144A	705,000	733
SBL Holdings, LLC
5.125%, 11/13/26 144A	350,000	389
Simon Property Group, Inc.
2.250%, 1/15/32	605,000	592
Sun Communities Operating LP
2.300%, 11/1/28	345,000	346
Truist Financial Corp.
1.887%, (US SOFR plus 0.862%), 6/7/29	220,000	220
UBS Group AG
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	710,000	702
Wells Fargo & Co.
2.164%, (ICE LIBOR USD 3 Month plus 0.750%), 2/11/26	1,240,000	1,279
Total		32,439

Industrial (0.3%)
DAE Funding LLC
1.550%, 8/1/24 144A	200,000	198
General Electric Co.
4.350%, 5/1/50	300,000	362
Honeywell International, Inc.
1.750%, 9/1/31	594,000	579
United Technologies Corp.
4.125%, 11/16/28	530,000	603
Total		1,742

Technology (0.8%)
Apple, Inc.
2.650%, 2/8/51	250,000	239
Dell International LLC / EMC Corp.
4.900%, 10/1/26	845,000	974
HP, Inc.
2.650%, 6/17/31 144A	625,000	619
Intel Corp.
2.800%, 8/12/41	650,000	648
Oracle Corp.
3.600%, 4/1/40	705,000	731
Qorvo, Inc.
3.375%, 4/1/31 144A	240,000	253
4.375%, 10/15/29	478,000	521
Total		3,985

Utilities (0.7%)
CenterPoint Energy, Inc.
2.650%, 6/1/31	370,000	378
Dominion Energy, Inc.
2.250%, 8/15/31	320,000	319
Dominion Resources, Inc.
4.900%, 8/1/41	320,000	398
Duke Energy Florida LLC
1.750%, 6/15/30	400,000	388

Inflation Protection Portfolio

Corporate Bonds (11.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Duke Energy Progress LLC
2.000%, 8/15/31	780,000	766
Essential Utilities, Inc.
2.704%, 4/15/30	370,000	382
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	200,000	219
Sempra Energy
3.250%, 6/15/27	250,000	271
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	200,000	222
Total		3,343

Total Corporate Bonds (Cost: $56,612)		57,126

Investment Companies (3.6%)
Investment Companies (3.6%)
Vanguard Intermediate-Term Corporate
Bond ETF	94,300	8,903
Vanguard Short-Term Corporate Bond ETF	106,100	8,744
Total		17,647

Total Investment Companies (Cost: $17,521)		17,647

Governments (55.1%)
Governments (55.1%)
Tennessee Valley Authority
4.700%, 7/15/33	1,658,000	2,139
US Treasury
0.125%, 1/15/31 ß	31,981,385	35,098
0.125%, 7/15/31	4,328,328	4,766
0.125%, 10/15/25	7,100,933	7,683
0.125%, 4/15/26	21,024,968	22,760
0.250%, 7/15/29	2,027,509	2,256
US Treasury Inflation Index Bond
0.125%, 1/15/30	23,923,972	26,282
0.125%, 7/15/30	14,904,680	16,436
0.125%, 2/15/51	3,512,241	3,847
0.125%, 7/15/26	5,181,313	5,652
0.250%, 2/15/50	5,860,639	6,598
0.250%, 1/15/25	4,655,858	5,002
0.375%, 7/15/25	4,489,017	4,898
0.375%, 1/15/27	11,751,896	12,974
0.375%, 7/15/27	4,184,475	4,655
0.500%, 1/15/28	8,299,500	9,291
0.625%, 2/15/43	7,895,146	9,401
0.625%, 1/15/26	17,978,094	19,843
0.750%, 2/15/42	7,761,400	9,448
0.750%, 2/15/45	11,417,628	14,034
0.750%, 7/15/28	1,631,130	1,868
0.875%, 2/15/47	2,883,464	3,693
1.000%, 2/15/46	1,324,800	1,724
1.000%, 2/15/48	1,272,947	1,688
1.000%, 2/15/49	2,819,239	3,775
1.375%, 2/15/44	6,652,416	9,130
1.750%, 1/15/28	3,381,103	4,068
2.000%, 1/15/26	3,369,412	3,929
2.125%, 2/15/40	2,652,069	3,946
2.125%, 2/15/41	4,717,775	7,100
2.375%, 1/15/25	1,520,495	1,745

Governments (55.1%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.375%, 1/15/27	778,280	947
2.500%, 1/15/29	909,015	1,164
3.625%, 4/15/28	2,531,460	3,384
Total		271,224

Total Governments (Cost: $251,233)		271,224

Municipal Bonds (0.1%)
Municipal Bonds (0.1%)
Golden State Tobacco Securitization Corp.
2.746%, 6/1/34 RB	265,000	268
Santa Clara Valley Transportation Authority
5.876%, 4/1/32 RB	50,000	62

Total Municipal Bonds (Cost: $324)		330

Structured Products (24.6%)
Asset Backed Securities (12.6%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B
2.482%, 8/15/46 144A	2,350,000	2,364
Ares XXXIX CLO, Ltd., Series 2016-39A, Class BR2
1.727%, (ICE LIBOR USD 3 Month plus 1.600%), 4/18/31 144A	2,000,000	1,997
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
1.154%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,250,000	1,249
Blackbird Capital Aircraft, Series 2021-1A, Class A
2.443%, 7/15/46 144A	989,583	990
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A
2.940%, 5/25/29 144A	171,185	175
Capital Automotive REIT, Series 2021-1A, Class A4
2.760%, 8/15/51 144A	1,000,000	1,004
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2
3.093%, 4/20/34 144A	2,000,000	2,013
Dryden Senior Loan Fund, Series 2018-64A, Class A
1.104%, (ICE LIBOR USD 3 Month plus 0.970%), 4/18/31 144A	2,300,000	2,300
FirstKey Homes Trust, Series 2020-SFR2, Class D
1.968%, 10/19/37 144A	1,300,000	1,294
Global SC Finance SRL, Series 2021-1A, Class A
2.170%, 10/17/40 144A	1,041,383	1,054
Global SC Finance SRL, Series 2021- 2A, Class A
1.950%, 8/17/41 144A	1,536,920	1,537
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
1.254%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,125

Inflation Protection Portfolio

Structured Products (24.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Goodgreen Trust, Series 2020-1A, Class A
2.630%, 4/15/55 144A	869,258	883
Goodgreen Trust, Series 2021-1A, Class A
2.660%, 10/20/56 144A	564,463	569
Hilton Grand Vacations Trust, Series 2017- AA, Class A
2.660%, 12/26/28 144A	669,849	684
Hilton Grand Vacations Trust, Series 2019- AA, Class B
2.540%, 7/25/33 144A	1,055,362	1,077
Instar Leasing III, LLC, Series 2021-1A, Class A
2.300%, 2/15/54 144A	1,646,650	1,642
J.G. Wentworth XLI LLC, Series 2018-1A, Class B
4.700%, 10/15/74 144A	400,000	467
KKR Financial CLO, Ltd., Series 2018-22A, Class A
1.284%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,500
KKR Financial CLO, Ltd., Series 2019-A2, Class A2
1.626%, (ICE LIBOR USD 3 Month plus 1.500%), 10/15/30 144A	2,200,000	2,200
Magnetite CLO, Ltd., Series 2014-8A, Class AR2
1.106%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,750
Magnetite CLO, Ltd., Series 2021-29A, Class B
1.526%, (ICE LIBOR USD 3 Month plus 1.400%), 1/15/34 144A	1,650,000	1,646
Mosaic Solar Loans LLC, Series 2021-1, Class A
1.510%, 12/20/46 144A	1,457,869	1,445
MVW Owner Trust, Series 2016-1A, Class A
2.250%, 12/20/33 144A	93,914	95
MVW Owner Trust, Series 2019-2A, Class A
2.220%, 10/20/38 144A	780,719	794
Progress Residential Trust, Series 2019- SFR1, Class A
3.422%, 8/17/35 144A	1,998,027	2,019
Progress Residential Trust, Series 2021- SFR1, Class D
1.805%, 4/17/38 144A	1,000,000	989
Progress Residential Trust, Series 2021- SFR2, Class C
1.997%, 4/19/38 144A	5,050,000	5,049
Progress Residential Trust, Series 2021- SFR8, Class E1
2.382%, 10/17/38 144A	1,100,000	1,090
Rockford Tower CLO, Ltd., Series 2017-1A, Class BR2A
1.784%, (ICE LIBOR USD 3 Month plus 1.650%), 4/20/34 144A	2,000,000	1,997
Rockford Tower CLO, Ltd., Series 2020-1A, Class B
1.934%, (ICE LIBOR USD 3 Month plus 1.800%), 1/20/32 144A	1,350,000	1,350

Structured Products (24.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Rockford Tower CLO, Ltd., Series 2021-2A, Class B
1.863%, (ICE LIBOR USD 3 Month plus 1.750%), 7/20/34 144A	1,325,000	1,323
ServiceMaster Brands, Series 2020-1, Class A2I
2.841%, 1/30/51 144A	1,243,750	1,266
Sierra Receivables Funding Co. LLC, Series 2019-1A, Class A
3.200%, 1/20/36 144A	392,422	405
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class B
2.750%, 7/15/38 144A	1,469,937	1,493
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B
1.340%, 11/20/37 144A	2,792,497	2,790
Taco Bell Funding LLC, Series 2021-1A, Class A23
2.542%, 8/25/51 144A	3,375,000	3,372
Taco Bell Funding LLC, Series 2021-1A, Class A2II
2.294%, 8/25/51 144A	1,000,000	996
Treman Park CLO, Ltd., Series 2015-1A, Class ARR
1.204%, (ICE LIBOR USD 3 Month plus 1.070%), 10/20/28 144A	1,011,673	1,012
Tricon American Homes, Series 2020-SFR2, Class B
1.832%, 11/17/39 144A	1,400,000	1,380
Wendys Funding LLC, Series 2021-1A, Class A2II
2.775%, 6/15/51 144A	3,416,438	3,475
Total		61,860

Mortgage Securities (12.0%)
Agate Bay Mortgage Trust, Series 2014-3, Class A2
3.500%, (AFC), 11/25/44 144A	101,398	102
Agate Bay Mortgage Trust, Series 2015-7, Class A3
3.500%, (AFC), 10/25/45 144A	246,230	248
Agate Bay Mortgage Trust, Series 2016-1, Class A3
3.500%, (AFC), 12/25/45 144A	167,944	170
Angel Oak Mortgage Trust LLC, Series 2019-4, Class A
3.301%, (AFC), 7/26/49 144A	231,993	234
Angel Oak Mortgage Trust LLC, Series 2019-6, Class A3
2.927%, (AFC), 11/25/59 144A	649,275	651
Arroyo Mortgage Trust, Series 2021-1R, Class A2
1.483%, (CSTR, AFC), 10/25/48 144A	562,482	563
Arroyo Mortgage Trust, Series 2021-1R, Class A3
1.637%, (CSTR, AFC), 10/25/48 144A	432,678	432
Bellemeade Re, Ltd., Series 2021-2A, Class M1C
1.900%, (US 30 Day Average SOFR plus 1.850%), 6/25/31 144A	2,108,000	2,111

Inflation Protection Portfolio

Structured Products (24.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Bellemeade Re, Ltd., Series 2021-3A, Class M1A
1.050%, (US 30 Day Average SOFR plus 1.000%), 9/25/31 144A	1,475,000	1,476
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E
2.100%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/36 144A	1,200,000	1,202
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F
2.500%, (ICE LIBOR USD 1 Month plus 2.400%), 9/15/36 144A	1,400,000	1,402
BX Trust, Series 2019-OC11, Class A
3.202%, 12/9/41 144A	1,850,000	1,978
BX Trust, Series 2019-OC11, Class C
3.856%, 12/9/41 144A	1,350,000	1,449
BX Trust, Series 2021-B29, Class D
3.667%, (CSTR), 3/11/44 144A	2,014,962	2,063
BXMT, Ltd., Series 2020-FL2, Class B
1.564%, (US 30 Day Average SOFR plus 1.514%), 2/15/38 144A	1,600,000	1,597
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1
1.250%, (US 30 Day Average SOFR plus 1.200%), 2/25/50 144A	549,541	550
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1
2.720%, (AFC), 7/25/49 144A	399,197	402
COLT Mortgage Loan Trust, Series 2021-1, Class A3
1.451%, (AFC), 10/25/66 144A	2,694,000	2,692
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D
1.684%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	1,250,000	1,254
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10
3.500%, (AFC), 12/25/44 144A	93,150	94
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3
1.538%, (AFC), 2/25/66 144A	518,512	518
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3
1.554%, (AFC), 8/25/66 144A	1,350,000	1,350
FARM 2021-1 Mortgage Trust, Series 2021- 1, Class A
1.000%, (CSTR), 1/25/51 144A	2,375,000	2,364
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series 2019-K088, Class A2
3.690%, 1/25/29	3,000,000	3,439
Federal Home Loan Mortgage Corp., Series K108, Class A2
1.517%, 3/25/30	4,000,000	3,981
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
2.686%, (ICE LIBOR USD 1 Month plus 2.600%), 5/25/24	450,319	456
GCAT LLC, Series 2019-NQM1, Class A3
3.395%, (AFC), 2/25/59 144A S	677,187	679

Structured Products (24.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class D
2.534%, (ICE LIBOR USD 1 Month plus 2.450%), 7/15/32 144A	1,225,000	1,229
Imperial Fund Mortgage Trust, Series 2021- NQM1, Class A3
1.617%, (AFC), 6/25/56 144A	565,585	565
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%, (AFC), 3/25/43 144A	236,157	239
JP Morgan Mortgage Trust, Series 2014-5, Class A1
2.888%, (AFC), 10/25/29 144A	536,589	550
JP Morgan Mortgage Trust, Series 2016-1, Class A7
3.500%, 5/25/46 144A	990,070	1,010
JP Morgan Mortgage Trust, Series 2017-1, Class A2
3.480%, (AFC), 1/25/47 144A	444,657	450
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2
2.891%, (AFC), 5/24/60 144A	1,383,000	1,417
Sequoia Mortgage Trust, Series 2017-7, Class A7
3.500%, (AFC), 10/25/47 144A	1,668,956	1,693
Sequoia Mortgage Trust, Series 2019-4, Class A7
3.500%, (AFC), 11/25/49 144A	3,679,250	3,755
Sequoia Mortgage Trust, Series 2021-5, Class A4
2.500%, (AFC), 7/25/51 144A	1,927,137	1,962
SG Residential Mortgage Trust, Series 2021- 1, Class A3
1.560%, (AFC), 7/25/61 144A	1,157,586	1,155
SLG Office Trust, Series 2021-OVA, Class C
2.850%, 7/15/41 144A	1,850,000	1,903
Starwood Mortgage Residential Trust, Series
2020-2, Class B1E
3.000%, (AFC), 4/25/60 144A	2,503,000	2,499
Starwood Mortgage Residential Trust, Series 2021-1, Class A1
1.219%, (AFC), 5/25/65 144A	1,690,794	1,694
Verus Securitization Trust, Series 2019-4, Class A3
3.000%, (AFC), 11/25/59 144A S	1,232,136	1,249
Verus Securitization Trust, Series 2020-1, Class A3
2.724%, (AFC), 1/25/60 144A S	759,840	768
Verus Securitization Trust, Series 2021-1, Class A3
1.155%, (AFC), 1/25/66 144A	1,405,369	1,402
Verus Securitization Trust, Series 2021-5, Class A3
1.373%, (AFC), 9/25/66 144A	1,250,000	1,249

Inflation Protection Portfolio

Structured Products (24.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Vista Point Securitization Trust, Series 2020- 2, Class A3
2.496%, (AFC), 4/25/65 144A	812,217	819
Total		59,065

Total Structured Products (Cost: $120,856)		120,925

Short-Term Investments (5.8%)
Commercial Paper (4.3%)
Chariot Funding LLC
0.000%, 10/19/21ß	10,000,000	9,999
Landesbank Baden-Wuerttemberg
0.000%, 10/1/21	3,000,000	3,000
LMA SA / LMA Americas LLC
0.000%, 10/14/21	8,000,000	8,000
Societe Generale SA
0.000%, 10/5/21	500,000	500
Total		21,499

Short-Term Investments (5.8%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (1.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	7,173,928	7,174
Total		7,174

Total Short-Term Investments (Cost: $28,673)		28,673

Total Investments (100.8%) (Cost: $475,219)@		495,925

Other Assets, Less Liabilities (-0.8%)		(3,721)

Net Assets (100.0%)		492,204

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Long	USD	27,400	274	12/21	$33,631	$(240)	$23
Ten-Year US Treasury Note Future	Short	USD	5,100	51	12/21	6,712	57	(7)
US Treasury Long Bond Future	Short	USD	4,500	45	12/21	7,165	180	(6)
US Treasury Ultra Future	Short	USD	3,800	38	12/21	7,260	258	6

							$255	$16

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	1.777%	6/24	11,000	USD	$ –	$694	$694	$3
CPURNSA	1.715%	6/24	7,400	USD	–	485	485	1
CPURNSA	1.860%	7/24	7,500	USD	–	433	433	1
CPURNSA	1.858%	8/24	12,700	USD	(1)	735	734	1
CPURNSA	1.616%	10/24	7,500	USD	–	550	550	(1)
CPURNSA	2.073%	8/27	3,500	USD	–	256	256	–p
CPURNSA	2.145%	11/27	5,000	USD	(2)	317	315	–p
CPURNSA	1.793%	10/29	3,700	USD	–	392	392	1
CPURNSA	1.800%	10/29	3,700	USD	–	391	391	1
CPURNSA	1.884%	11/29	2,000	USD	–	196	196	1
CPURNSA	2.695%	8/26	10,000	USD	–	66	66	(5)
CPURNSA	2.513%	8/31	5,000	USD	1	68	69	2
CPURNSA	2.498%	9/31	7,000	USD	1	95	96	2
CPURNSA	2.333%	2/26	13,000	USD	1	648	649	(8)
CPURNSA	2.210%	1/24	8,000	USD	–	375	375	2
CPURNSA	2.273%	1/24	10,000	USD	1	449	450	1
CPURNSA	2.260%	2/25	8,000	USD	–	397	397	(3)
CPURNSA	2.243%	1/26	6,000	USD	1	328	329	(2)
CPURNSA	1.078%	6/25	3,000	USD	1	335	336	–p
CPURNSA	1.291%	5/30	2,000	USD	(1)	327	326	3
CPURNSA	1.629%	6/30	2,000	USD	–	282	282	2
					$ 2	$7,819	$7,821	$2

Inflation Protection Portfolio

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ 21	$29	$50	$(19)	$(13)	$(32)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)

Buy	Morgan Stanley Capital Services, Inc.	CAD	7,731	6,104	12/15/2021	$—	$(2)	$(2)
Sell	Morgan Stanley Capital Services, Inc.	CAD	7,731	6,103	12/15/2021	—	(11)	(11)

						$—	$(13)	$(13)

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)

CPURNSA	Bank of America NA	2.670%	4/22	3,000	$(290)	$(290)
CPURNSA	Bank of America NA	2.763%	3/23	700	(57)	(57)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	(109)	(109)
CPURNSA	Bank of America NA	2.140%	7/25	2,900	122	122
CPURNSA	Bank of America NA	1.790%	8/25	1,500	118	118
CPURNSA	Bank of America NA	2.240%	4/27	3,500	155	155
CPURNSA	Bank of America NA	2.218%	4/27	2,000	94	94
CPURNSA	Bank of America NA	2.235%	4/27	2,000	90	90
CPURNSA	Bank of America NA	2.235%	5/27	5,000	228	228
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	(304)	(304)
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	(56)	(56)
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	(66)	(66)
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	(82)	(82)
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	(60)	(60)
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	(15)	(15)
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(368)	(368)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(269)	(269)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	776	776
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	601	601
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	613	613
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	143	143
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	131	131
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	174	174

					$1,569	$1,569

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	$3,245	$3,245	$(13)	—	$(1,676)	$(1,689)

+	All par is stated in U.S. Dollar unless otherwise noted.

Inflation Protection Portfolio

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the value of these securities (in thousands) was $126,741 representing 25.7% of the net assets.

ß

Cash or securities with an aggregate value of $46,389 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2021.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $475,221 and the net unrealized appreciation of investments based on that cost was $30,336 which is comprised of $33,493 aggregate gross unrealized appreciation and $3,157 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$330	$—
Corporate Bonds	—	57,126	—
Governments	—	271,224	—
Structured Products	—	120,925	—
Investment Companies	17,647	—	—
Short-Term Investments
Money Market Funds	7,174	—	—
All Others	—	21,499	—
Other Financial Instruments^
Futures	495	—	—
Total Return Swaps	—	11,066	—

Total Assets:	$25,316	$482,170	$—

Liabilities:
Other Financial Instruments^
Futures	(240)	—	—
Forward Foreign Currency Contracts	—	(13)	—
Total Return Swaps	—	(1,676)	—

Total Liabilities:	$(240)	$(1,689)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand